Income Taxes - Reconciliation of Principal differences between income taxes computed at the statutory rate and the Group's provision for income taxes (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes
Statutory income tax rate	30.00%	30.00%	30.00%
Differences between accounting and tax bases, includes tax inflation gain that is not recognized for accounting purposes	20.00%	25.00%	5.00%
Asset tax			(2.00%)
Tax loss carryforwards	4.00%	7.00%	(13.00%)
2014 Tax Reform			1.00%
Foreign operations	(1.00%)	(2.00%)	8.00%
Disposition of investment	(3.00%)		3.00%
Disposition of Radipolis		3.00%
Share of income in associates and joint ventures, net	6.00%	2.00%	(2.00%)
(Reversal of impairment loss) Impairment loss in investment in shares of UHI	(8.00%)	30.00%
Effective income tax rate	48.00%	95.00%	30.00%